Summary of Net Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax liability:
Property, plant and equipment and intangibles	$ 454,613	$ 629,967
Debt issue costs	3,352	4,215
Other	6,709	6,159
Deferred income tax liability	464,674	640,341
Offsetting of assets and liabilities	(345,763)	(465,723)
Deferred tax liabilities	118,911	174,618
Deferred income tax assets:
Losses (expire from time to time up to 2036)	368,133	418,253
Partnership deferrals	335	16,447
Long-term incentive plan	7,935	18,270
Other	11,182	12,753
Deferred income tax asset	387,585	465,723
Offsetting of assets and liabilities	(345,763)	(465,723)
Deferred tax assets	41,822
Net deferred income tax liability	$ 77,089	$ 174,618